Average Annual Total Returns - VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF 1 Year	VictoryShares US Small Cap High Div Volatility Wtd ETF 5 Years	VictoryShares US Small Cap High Div Volatility Wtd ETF Life of Fund		VictoryShares US Small Cap High Div Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares US Small Cap High Div Volatility Wtd ETF After Taxes on Distributions 5 Years	VictoryShares US Small Cap High Div Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares US Small Cap High Div Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US Small Cap High Div Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	VictoryShares US Small Cap High Div Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) Life of Fund	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	10.73%	12.63%	10.47%	[1]	9.49%	11.66%	9.53%	[1]	6.86%	9.87%	8.12%	[1]	4.63%	9.65%	7.17%	10.97%	13.01%	10.82%

[1]	Inception date is July 8, 2015.